Average Annual Total Returns - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2024
Fidelity Advisor International Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.24%
Past 5 years	6.48%
Past 10 years	3.19%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.97%
Past 5 years	5.65%
Past 10 years	2.59%
Fidelity Advisor International Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.70%
Past 5 years	5.17%
Past 10 years	2.55%
Fidelity Advisor International Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.92%
Past 5 years	6.91%
Past 10 years	3.16%
Fidelity Advisor International Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.53%
Past 5 years	6.72%
Past 10 years	3.19%
Fidelity Advisor International Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.15%
Past 5 years	8.09%
Past 10 years	4.15%
Fidelity Advisor International Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.27%
Past 5 years	8.22%
Past 10 years	4.28%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%